5. Convertible Notes And Notes Payable	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
5. Note Payable

NOTE 5 – CONVERTIBLE NOTES AND NOTES PAYABLE

Convertible Notes Payable

During the period of February 22, 2013 to March 28, 2013, the Company entered into 8% convertible promissory notes with various individuals aggregating $225,000.  The notes are unsecured and are due 180 days from the date of issue.  Should the notes not be repaid at the respective maturity date, the lender has the right to convert the unpaid principal and interest into common stock of the Company at $0.025 per share.

On October 19, 2012, the Company entered into a one year convertible promissory note agreement for $445,000 with JMJ Financial, a California based institutional investor.  The note is non-interest bearing for the first 90 days and subsequent to that, the note has an interest rate of 5% per annum. The note at the holder’s option is Convertible at any time after the effective date of the note. The conversion price is the lesser of $0.25 or 75% of the lowest trade price in the 25 trading days previous to the conversion. The Company paid an origination fee of 200,000 shares of its common stock to secure the loan.  On November 14, 2012, the Company received $150,000 and an additional $25,000 on March 27, 2013.  The 25% discount created a beneficial conversion feature at the commitment dates aggregating $107,609 representing a discount which is being accreted monthly from the issuance date of the note through maturity and is recorded as additional interest expense.  At March 31, 2013, the loan balance is $106,425, net of unamortized discount of $68,575.

Notes Payable

On November 1, 2009, the Company issued a $242,000 promissory note to Caete Invest & Trade, S.A. maturing on October 31, 2010.  The note bears interest at the rate of 10% per annum and is payable at maturity. The face amount of the note plus accrued interest is convertible into unregistered common stock of the company at the lesser of 100% of the volume weighted average price (“VWAP”) of common stock as reported by Bloomberg L.P. on the day prior to the conversion date and a 15% discount to the lowest daily closing “VWAP” of common stock during the five days prior to the conversion date.  The Company, in accordance with EITF 98-5 and 00-27, utilized the Market approach to value the debt instrument and concluded that a beneficial conversion feature exists since the effective conversion price of shares was less than the stock price at commitment date.  The 15% discount created a beneficial conversion feature at the commitment date aggregating $36,300 which was accreted monthly from the issuance date of the promissory note through maturity and was recorded as additional interest expense.   On February 4, 2010, $62,428 of the loan was repaid.  The loan balance was $179,572 at March 31, 2012.  On April 26, 2012, through an assignment of the Debt Agreement, Caete Invest & Trade, S.A. agreed to sell and/or assign the debt, including interest owed by the Company to a third party investor/shareholder of the Company who repaid Caete Invest & Trade, S.A. The assignment transferred to the individual any and all rights, interests and claim arising under the original note agreement.  On May 21, 2012, the note was converted into 2,720,000 shares of the Company’s common stock.

Notes Payable to Related Party

On January 21, 2010, the Company issued to its former Chief Executive Officer a $172,364 promissory note maturing on January 21, 2012.  The note bears interest at the rate of 10% per annum and is payable at maturity.  The face amount of the loan plus accrued interest is convertible into unregistered common stock of the company at the lesser of 100% of the volume weighted average price (“VWAP”) of common stock as reported by Bloomberg L.P. on the day prior to the conversion date and a 15% discount to the lowest daily closing “VWAP” of common stock during the five days prior to the conversion date.  The Company, in accordance with EITF 98-5 and 00-27, utilized the Market approach to value the debt instrument and concluded that a beneficial conversion feature exists since the effective conversion price of shares was less than the stock price at commitment date.  The 15% discount created a beneficial conversion feature at the commitment date aggregating $55,923 which was accreted monthly from the issuance date of the promissory note through maturity and was recorded as additional interest expense. At March 31, 2012, the loan balance was $52,364 and was repaid on August 2, 2012 with accrued interest of $34,102.